SEGMENT REPORTING (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SCHEDULE OF INCOME AND EXPENSES OF THE REPORTABLE SEGMENT

Additional details about each of its corporate income and expenses of the reportable segment were set forth below:

	Six months ended March 31,
	2025	2026	2026
	HKD	HKD	USD

Revenue from external customers	$44,113,766	$34,108,979	$4,350,635
Revenue from related parties	762,756	652,405	83,215
Total revenues, net	44,876,522	34,761,384	4,433,850
Cost of revenue	(33,248,621)	(33,248,254)	(4,240,849)
Gross profit	11,627,901	1,513,130	193,001
Sales and distribution expenses	(58,754)	(2,664,400)	(339,847)
Share-based compensation	-	(65,915,850)	(8,407,634)
Personnel and benefit costs	(3,405,500)	(3,884,124)	(495,424)
Depreciation and amortization	(1,766,896)	(1,709,224)	(218,013)
Legal and professional fee	(719,213)	(2,173,633)	(277,249)
Allowance for expected credit losses	(4,290)	-	-
Allowance for obsolete inventories	(51,579)	(51,579)	(6,579)
General and administrative expenses	(1,281,392)	(2,035,107)	(259,580)
Total operating expenses	(7,287,624)	(78,433,917)	(10,004,326)
Income (loss) from operations	4,340,277	(76,920,787)	(9,811,325)

Other income (expense):
Interest income	766	435,970	55,608
Interest expense	(157,753)	(119,483)	(15,240)
Gain on lease modification	-	218,223	27,835
Total other (expenses) incomes, net	(156,987)	534,710	68,203

Income (loss) before income taxes	4,183,290	(76,386,077)	(9,743,122)

Income tax expense	(671,009)	-	-

SEGMENT PROFIT (LOSS)	$3,512,281	$(76,386,077)	$(9,743,122)

SCHEDULE OF FINANCIAL INFORMATION CONCERNING GEOGRAPHIC SEGMENTS

	Six months ended March 31,
By geographic region	2025	2026	2026
	HKD	HKD	USD

Western Europe	$10,201,197	$23,328,803	$2,975,613
North America	18,244,158	10,467,454	1,335,134
Middle East	1,821	370,099	47,207
East Asia	16,429,346	595,028	75,896
Total	$44,876,522	$34,761,384	$4,433,850